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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):   [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Abingworth LLP

Address:  Princes House, 38 Jermyn Street, London, England SW1Y 6DN

Form 13F File Number: 28-14285

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: James Abell

Title:   Member

Phone:   +44 (0)20 7534 1500

Signature, Place, and Date of Signing:


/s/ James Abell                 London, UK              August 14, 2012
------------------          -------------------       -------------------
(Name)                         (City, State)                (Date)

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     23 items

Form 13F Information Table Value Total:     $285,664 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

   No.   Form 13F File Number               Name

   1     Not applicable                     Abingworth Management Limited


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                           FORM 13F INFORMATION TABLE

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     COLUMN 1                   COLUMN 2     COLUMN 3   COLUMN 4        COLUMN 5          COLUMN 6  COLUMN 7          COLUMN 8
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   NAME OF ISSUER               TITLE OF      CUSIP      VALUE    SHRS OR    SH/PRN PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
                                 CLASS                  (x$1000)  PRN AMT           CALL DISCRETION MANAGERS    SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
ALEXZA PHARMACEUTICALS INC         COM      015384209   1,225     286,921     SH        DEFINED       1       286,921
ALNYLAM PHARMACEUTICALS INC        COM      02043Q107  21,152    1,814,053    SH        DEFINED       1      1,814,053
AMARIN CORP PLC                 SPONS ADR   23111206   145,764   10,087,485   SH        DEFINED       1     10,087,485
ANTHERA PHARMACEUTICALS INC        COM      03674U102    505      753,956     SH        DEFINED       1       753,956
ASTEX PHARMACEUTICALS              COM      04624B103   9,373    4,484,697    SH        DEFINED       1      4,484,697
AVANIR PHARMACEUTICALS INC        CL A      05348P401    440      112,500     SH        DEFINED       1       112,500
CELLDEX THERAPEUTICS INC           COM      15117B103   1,779     343,396     SH        DEFINED       1       343,396
CARDIOME PHARMA CORP               COM      14159U202    212      480,856     SH        DEFINED       1       480,856
CLOVIS ONCOLOGY                    COM      189464100  28,146    1,303,668    SH        DEFINED       1      1,303,668
CORNERSTONE THERAPEUTICS INC       COM      21924P103    535       84,742     SH        DEFINED       1       84,742
ENTREMED INC                       COM      29382F202    128       70,761     SH        DEFINED       1       70,761
EXELIXIS INC                       COM      30161Q104   2,295     415,000     SH        DEFINED       1       415,000
INCYTE CORP                        COM      45337C102  13,172     580,517     SH        DEFINED       1       580,517
ISIS PHARMACEUTICALS INC          NOTE      464337AE4   1,306      1,280      PRN       DEFINED       1        1,280
ISIS PHARMACEUTICALS INC           COM      464330109   3,208     267,578     SH        DEFINED       1       267,578
NEKTAR THERAPEUTICS                COM      640268108   5,351     663,946     SH        DEFINED       1       663,946
NOVAVAX INC                        COM      670002104   2,331    1,503,824    SH        DEFINED       1      1,503,824
ONCOGENEX PHARMACEUTICALS INC      COM      68230A106   8,114     603,740     SH        DEFINED       1       603,740
PONIARD PHARMACEUTICALS INC        COM      732449301    10        4,556      SH        DEFINED       1        4,556
SUNESIS PHARMACEUTICALS INC        COM      867328502    370      129,358     SH        DEFINED       1       129,358
SUPERNUS PHARMACEUTICALS INC       COM      868459108  33,444    3,600,000    SH        DEFINED       1      3,600,000
ZALICUS INC                        COM      98887C105   1,037     864,044     SH        DEFINED       1       864,044
ZOGENIX INC                        COM      98978L105   5,768    2,335,218    SH        DEFINED       1      2,335,218
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